Business combinations - Assets and Liabilities Acquired in Business Combinations (Details) - EUR (€)	Dec. 31, 2021	Jul. 15, 2021	Dec. 31, 2020
Assets and Liabilities Acquired [Line Items]
Fair Value			€ 0
Cash and cash equivalents
Assets and Liabilities Acquired [Line Items]
Fair Value		€ (178,090,000)
Other financial assets [Member]
Assets and Liabilities Acquired [Line Items]
Fair Value		(118,909,000)
Property, plant and equipment [member]
Assets and Liabilities Acquired [Line Items]
Fair Value		(1,572,000)
In-process R&D Programs and Internally Generated Intangible Assets [Member]
Assets and Liabilities Acquired [Line Items]
Fair Value	€ (719,400,000)	(719,399,000)
Deferred Tax Asset [Member]
Assets and Liabilities Acquired [Line Items]
Fair Value		(145,900,000)
Prepaid expenses and other assets
Assets and Liabilities Acquired [Line Items]
Fair Value		(10,971,000)
Accounts Payable and Other Accruals
Assets and Liabilities Acquired [Line Items]
Fair Value		(147,791,000)
Tax Liabilities [Member]
Assets and Liabilities Acquired [Line Items]
Fair Value		(33,000)
Deferred tax liability [Member]
Assets and Liabilities Acquired [Line Items]
Fair Value		(183,878,000)
Fair Value of Identifiable Net Assets and Liabilities
Assets and Liabilities Acquired [Line Items]
Fair Value		(843,139,000)
Goodwill on Acquisition Date
Assets and Liabilities Acquired [Line Items]
Fair Value		(541,561,000)
Consideration paid [member]
Assets and Liabilities Acquired [Line Items]
Fair Value		(1,384,700,000)
Cash and cash equivalents acquired
Assets and Liabilities Acquired [Line Items]
Fair Value		178,090,000
Net Cash Outflow [Member]
Assets and Liabilities Acquired [Line Items]
Fair Value		€ (1,206,610,000)